Property and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Note 5 - Property and Equipment, Net

Property and equipment as of December 31, 2013 and 2012 was as follows:

		December 31,
	Life	2013	2012
Manufacturing equipment	3-5 years	$599,000	$602,000
Research equipment	5 years	37,000	37,000
Computer equipment	3-4 years	59,000	59,000
Furniture and fixtures	7 years	39,000	39,000
Property and equipment, gross		734,000	737,000
Less: accumulated depreciation		727,000	721,000
Property and equipment, net		$7,000	$16,000

Depreciation expense for each of the years ended December 31, 2013 and 2012 was $9,000,  including amortization expense relating to research and development assets.

During 2013, the Company sold fully depreciated equipment totaling approximately $3,000 which is reflected as gain on sale of equipment on the consolidated statements of operations and comprehensive loss. During 2012, the Company agreed to sell its manufacturing equipment to Medica for approximately €42,500, or $55,000. All assets at the manufacturing plant were fully depreciated as of the date of the sale. Approximately €42,500, or $55,000, is recognized as gain on sale of equipment on the consolidated statements of operations and comprehensive loss for the year ended December 31, 2012.